PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 26, 2020	Jun. 27, 2020	Jun. 29, 2019
Property and Equipment, Net	$ 152,427,173	$ 174,547,867	$ 232,895,281
Property And Equipment [Member]
Land and Buildings	37,421,326	37,400,378	68,005,575
Finance Lease Right-of-Use Assets	12,650,946	26,194,566	17,081,955
Furnitures and Fixtures	14,042,105	13,970,449	14,273,678
Leasehold improvements	67,534,535	63,976,372	36,186,686
Equipment and Software	29,700,665	29,277,120	36,175,978
Construction in Progress	36,404,721	38,470,016	75,997,268
Total Property and Equipment	197,754,298	209,288,901	247,721,140
Less Accumulated Depreciation	(45,327,125)	(34,741,034)	(14,825,859)
Property and Equipment, Net	$ 152,427,173	$ 174,547,867	$ 232,895,281